PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Terms and Conditions of Grants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance Share Units (PSUs) | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	3 years
Performance Share Units (PSUs) | Executive Office | Executive Chariman
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	120.00%	100.00%	100.00%	100.00%
Performance Share Units (PSUs) | Executive Office | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	120.00%	100.00%	100.00%	100.00%
Performance Share Units (PSUs) | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	3 years
Performance Share Units (PSUs) | TSR vs peer group | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	50.00%	50.00%
Performance Share Units (PSUs) | TSR vs peer group | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	40.00%	40.00%
Performance Share Units (PSUs) | EPS vs peer group | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	20.00%	20.00%
Performance Share Units (PSUs) | TSR vs. peer group, threshold | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)		100.00%	100.00%	100.00%
Vesting percentage (in percent)		50.00%
Performance Share Units (PSUs) | TSR vs. peer group, threshold | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)			100.00%
Vesting percentage (in percent)			50.00%
Performance Share Units (PSUs) | EPS vs peer group, threshold | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)		100.00%	100.00%	100.00%
Vesting percentage (in percent)		50.00%
Performance Share Units (PSUs) | EPS vs peer group, threshold | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)			100.00%
Vesting percentage (in percent)			50.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%	120.00%	120.00%	120.00%
Vesting percentage (in percent)		100.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%	100.00%	120.00%
Vesting percentage (in percent)	100.00%	100.00%	100.00%
Performance Share Units (PSUs) | EPS vs peer group, target | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)		120.00%	120.00%	120.00%
Vesting percentage (in percent)		100.00%
Performance Share Units (PSUs) | EPS vs peer group, target | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)			120.00%
Vesting percentage (in percent)			100.00%
Performance Share Units (PSUs) | ESG | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)		30.00%
Award vesting performance, target percentage (in percent)	100.00%
Performance Share Units (PSUs) | ESG | Executive Office | ESG
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	30.00%
Performance Share Units (PSUs) | ESG | Executive Office | D&I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	10.00%
Performance Share Units (PSUs) | ESG | Executive Office | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	10.00%
Performance Share Units (PSUs) | ESG | Executive Office | H&S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	10.00%
Performance Share Units (PSUs) | ESG | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	20.00%
Performance Share Units (PSUs) | ESG | Executive Officers | ESG
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	20.00%
Performance Share Units (PSUs) | ESG | Executive Officers | D&I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	5.00%
Performance Share Units (PSUs) | ESG | Executive Officers | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	5.00%
Performance Share Units (PSUs) | ESG | Executive Officers | H&S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	10.00%
Performance Share Units (PSUs) | ESG, target | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	120.00%	100.00%
Vesting percentage (in percent)		100.00%
Performance Share Units (PSUs) | ESG, target | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%	100.00%
Vesting percentage (in percent)	100.00%	100.00%
Performance Share Units (PSUs) | TSR vs. peer group, stretch | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, stretch percentage (in percent)	120.00%
Performance Share Units (PSUs) | TSR vs. peer group, stretch | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%	150.00%
Award vesting performance, stretch percentage (in percent)	120.00%	120.00%
Performance Share Units (PSUs) | Gap to competition | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting condition contributes to calculation of grant (in percent)	40.00%	40.00%
Performance Share Units (PSUs) | Gap to competition, target | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)	100.00%	100.00%	100.00%	100.00%
Vesting percentage (in percent)	100.00%	100.00%	100.00%	100.00%
Performance Share Units (PSUs) | Gap to competition, stretch | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%	150.00%
Award vesting performance, stretch percentage (in percent)	120.00%	120.00%
Performance Share Units (PSUs) | ESG, stretch | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%	150.00%
Award vesting performance, stretch percentage (in percent)	120.00%	120.00%
Performance Share Units (PSUs) | TSR vs performance index, target | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	150.00%		100.00%	100.00%
Percentage of performance better than the index per annum over performance (in percent)			2.00%	2.00%
Performance Share Units (PSUs) | TSR vs performance index, threshold | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	100.00%		50.00%	50.00%
Performance Share Units (PSUs) | Performance of ROCE, target | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, target percentage (in percent)				100.00%
Vesting percentage (in percent)				100.00%
Performance Share Units (PSUs) | Gap to competition, threshold | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)			0.00%
RSUs | Vesting period one | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years
RSUs | Vesting period two | Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		2 years	1 year